Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Absolute Capital Asset Allocator Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Absolute Capital Asset Allocator Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Absolute Capital Asset Allocator Fund (the “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 217% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	217.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, exchange traded funds (“ETFs”) and closed-end funds (collectively, “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; and (iii) exchange traded notes (“ETNs”).

In selecting securities for the Fund, the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), first identifies a universe of investable securities by analyzing market trends in equity and fixed income securities by evaluating both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Adviser then uses this assessment to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, then the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund will vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund's returns over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of broad-based market indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares would be different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information will be available at no cost by calling 1-877-594-1249.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund's returns over time which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-594-1249
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/18	4.36%
Worst Quarter:	12/31/2018	(9.04)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.04%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table  Average Annual Total Returns  (For periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the Index does not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Absolute Capital Asset Allocator Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.85%	[1]
Absolute Capital Asset Allocator Fund | Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[2]
Absolute Capital Asset Allocator Fund | MSCI EAFE Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.79%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[3]
Absolute Capital Asset Allocator Fund | Morningstar Moderate Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.76%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[4]
Absolute Capital Asset Allocator Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.19%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	784
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,868
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,372
Annual Return 2016	rr_AnnualReturn2016	4.23%
Annual Return 2017	rr_AnnualReturn2017	11.38%
Annual Return 2018	rr_AnnualReturn2018	(5.67%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Asset Allocator Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Absolute Capital Asset Allocator Fund | Class A Shares | Return after taxes on distribution and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Absolute Capital Asset Allocator Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,729
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Asset Allocator Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,008
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,742
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,679
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Defender Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Absolute Capital Defender Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Absolute Capital Defender Fund (the “Fund”) seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing directly or indirectly through other investment companies, including mutual funds, ETFs and closed-end funds (collectively, “Underlying Funds”) in domestic and foreign (including emerging markets) (i) fixed income securities of any maturity or credit quality (including “junk bonds”); (ii) equity securities of any market capitalization; (iii) cash and cash equivalents; and (iv) ETNs.

The Fund uses a defensive strategy wherein the Fund’s adviser, Absolute Capital Management, LLC (the “Adviser”), determines when and to what degree to be in the market based on an analysis of both quantitative and qualitative data, including the overall price movement of various indices that represent different segments of the market. The Fund may be fully invested in equity and fixed income securities, partially invested, or take a defensive position in cash and cash equivalents based on this analysis of market conditions. If, for example, indexes that represent domestic equity securities indicate to the Adviser that the domestic equity segment of the market is decreasing in value and indexes that represent domestic fixed income securities also indicate that the fixed income segment of the market is decreasing in value, then the Fund would allocate the Fund’s portfolio to cash instead of equities or fixed income.

When the Fund is in the market, the Adviser uses this analysis of market conditions to allocate the Fund’s assets among the asset classes described above. If, for example, an index that represents domestic equity securities indicates to the Adviser that the domestic equity segment of the market is increasing in value while an index that represents domestic fixed income securities is decreasing in value, then the Fund would allocate the Fund’s portfolio to equities instead of fixed income or cash. The asset classes and weightings of the Fund will vary over time based on the Adviser’s analysis and in response to changing market conditions, which generally results in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk: Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Portfolio Turnover Risk: The Fund expects to have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of the Underlying Fund shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund's returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of broad-based market indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Investor and Institutional Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor and Institutional Class shares would be different from Class A shares because Investor and Institutional Class shares have different expenses than Class A shares. Updated performance information will be available at no cost by calling 1-877-594-1249.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund's returns over time which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-594-1249
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/2018	3.78%
Worst Quarter:	12/31/2018	(7.94)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.94%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table  Average Annual Total Returns  (For periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the Index does not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Absolute Capital Defender Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.85%	[1]
Absolute Capital Defender Fund | Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[2]
Absolute Capital Defender Fund | MSCI EAFE Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.79%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[3]
Absolute Capital Defender Fund | Morningstar Moderate Target Risk TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.76%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[4]
Absolute Capital Defender Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.18%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	783
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,447
Annual Return 2016	rr_AnnualReturn2016	0.89%
Annual Return 2017	rr_AnnualReturn2017	9.09%
Annual Return 2018	rr_AnnualReturn2018	(5.27%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Defender Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
Absolute Capital Defender Fund | Class A Shares | Return after taxes on distribution and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Absolute Capital Defender Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	726
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,802
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Absolute Capital Defender Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACMDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,745
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015

[1]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[2]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[3]	The MSCI EAFE Gross Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[4]	The Morningstar Moderate Target Risk TR Index represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund's returns, the Index does not reflect any fees or expenses
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[6]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.95%, 1.70% and 2.70% of average daily net assets attributable to Class A, Institutional Class and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the adviser.